JANUARY 31, 2000
                                                         AS SUPPLEMENTED
                                                         MARCH 15, 2000

                                                         ASSET CLASSES

                                                         (*) EQUITY FUNDS
                                                          *  FUNDS OF FUNDS
                                                          *  BOND FUNDS
                                                          *  TAX FREE BOND FUNDS
                                                          *  MONEY MARKET FUNDS

PROSPECTUS
FIRST AMERICAN INVESTMENT FUNDS, INC.

FIRST AMERICAN

MID CAP AND
   SMALL CAP
        FUNDS

CLASS Y SHARES

MID CAP GROWTH FUND
MID CAP VALUE FUND
SMALL CAP GROWTH FUND
SMALL CAP VALUE FUND




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SHARES OF THESE FUNDS, OR DETERMINED IF THE INFORMATION IN THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY STATEMENT TO THE CONTRARY IS A CRIMINAL OFFENSE.

[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)

TABLE OF
CONTENTS


FUND SUMMARIES
  Mid Cap Growth Fund              2
  Mid Cap Value Fund               4
  Small Cap Growth Fund            6
  Small Cap Value Fund             8
POLICIES & SERVICES
  Buying and Selling Shares       10
  Managing Your Investment        11
ADDITIONAL INFORMATION
  Management                      12
  More About The Funds            13
  Financial Highlights            15
FOR MORE INFORMATION      Back Cover

FUND SUMMARIES
INTRODUCTION

THIS SECTION OF THE PROSPECTUS DESCRIBES THE OBJECTIVES OF THE FIRST AMERICAN MID CAP AND SMALL CAP FUNDS, SUMMARIZES THE MAIN INVESTMENT STRATEGIES USED BY EACH FUND IN TRYING TO ACHIEVE ITS OBJECTIVES, AND HIGHLIGHTS THE RISKS INVOLVED WITH THESE STRATEGIES. IT ALSO PROVIDES YOU WITH INFORMATION ABOUT THE PERFORMANCE, FEES, AND EXPENSES OF THE FUNDS.


AN INVESTMENT IN THE FUNDS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


1 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
MID CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Fund has an objective of growth of capital.


--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of mid capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o Above average growth in revenue and earnings

o Strong competitive position

o Strong management

o Sound financial condition

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF IPOS
Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.


--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


2 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
MID CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (1,2)

[BAR CHART]

1998           10.84%
1999           55.02%

Best Quarter:    Quarter ending     December 31, 1999        47.87%
Worst Quarter:   Quarter ending     September 30, 1998      (19.31)%


AVERAGE ANNUAL TOTAL RETURNS    Inception                 Since
AS OF 12/31/99(1,2)                  Date  One Year   Inception
--------------------------------------------------------------------------------
Mid Cap Growth Fund               2/18/97     55.02%       29.01%
--------------------------------------------------------------------------------
Russell Midcap Index(3)                       18.23%       18.59%
--------------------------------------------------------------------------------


(1) Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(3) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization. The since inception performance of the index is calculated from 2/28/97.

--------------------------------------------------------------------------------
FEES AND EXPENSES


As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)



SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.26%
 TOTAL                                                                     0.96%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:


 Waiver of Fund Expenses                                    (0.07)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)      0.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------

 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   1 year                                                                 $   98
   3 years                                                                $  306
   5 years                                                                $  531
  10 years                                                                $1,178

3 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
MID CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $223 million to $37 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


4 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
MID CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR

1995           20.30%
1996           32.34%
1997           24.53%
1998          -12.96%
1999           -6.00%


Best Quarter:    Quarter ending     June 30, 1997            17.97%
Worst Quarter:   Quarter ending     September 30, 1998      (30.80)%

AVERAGE ANNUAL TOTAL RETURNS Inception                                     Since
AS OF 12/31/99                    Date    One Year     Five Years      Inception
--------------------------------------------------------------------------------
Mid Cap Value Fund              2/4/94     (6.00)%         10.16%          9.01%
--------------------------------------------------------------------------------
Russell Midcap Index(1)                    18.23%          21.86%         17.76%
--------------------------------------------------------------------------------
(1) An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 35% of the total market capitalization of investable U.S. equity markets. The since inception performance of the index is calculated from 2/28/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None
ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.23%
 TOTAL                                                                     0.93%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.03)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
     EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $   95
   3 years                                                                $  296
   5 years                                                                $  515
  10 years                                                                $1,143



5 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Fund has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o Above average growth in revenue and earnings

o Strong competitive position

o Strong management

o Sound financial condition

Under certain market conditions, the fund may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access than individual investors have to IPOs, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF IPOS
Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK
Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the fund's shares has varied from year to year. However, because Class Y shares were first offered in 1998, only one calendar year of information is available.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.

6 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
SMALL CAP GROWTH FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1999      67.21%

Best Quarter:    Quarter ending     December 31, 1999        51.50%
Worst Quarter:   Quarter ending     September 30, 1998      (22.14)%


AVERAGE ANNUAL TOTAL RETURNS    Inception                   Since
AS OF 12/31/99(1)                    Date   One Year    Inception
--------------------------------------------------------------------------------
Small Cap Growth Fund             7/31/98     67.21%       51.08%
--------------------------------------------------------------------------------
Russell 2000 Index(2)                         21.26%       15.43%
--------------------------------------------------------------------------------

(1) Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that the fund's future investment in IPOs will have the same effect on performance as it did in 1999.

(2) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 7/31/98.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.21%
 TOTAL                                                                     0.91%
--------------------------------------------------------------------------------
(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                 (0.01)%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                   0.90%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------

   1 year                                                                 $   93
   3 years                                                                $  290
   5 years                                                                $  504
  10 years                                                                $1,120

7 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

FUND SUMMARIES
SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Value Fund has an objective of capital appreciation.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Value Fund invests primarily (at least 75% of total assets) in common stocks of small capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $11 million to $13 billion.

In selecting stocks, the fund's advisor invests in securities it believes:

o are undervalued relative to other securities in the same industry or market.

o    exhibit good or improving fundamentals.

o exhibit an identifiable catalyst that could close the gap between market value and fair value over the next one to two years.

To generate additional income, the fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this fund will change daily, which means you could lose money. The main risks of investing in this fund include:

RISKS OF COMMON STOCKS
Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, value stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS
Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF SECURITIES LENDING
The fund is subject to the risk that the other party to a securities lending agreement will default on its obligations.

--------------------------------------------------------------------------------
FUND PERFORMANCE

Illustrations on the next page provide you with information on the fund's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the fund's shares has varied from year to year.

The table compares the fund's performance over different time periods to that of the fund's benchmark index, which is a broad measure of market performance. The fund's performance reflects fund expenses; the benchmark is unmanaged and has no expenses.

Both the chart and the table assume that all distributions have been reinvested.


8 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

Fund Summaries
SMALL CAP VALUE FUND CONTINUED

--------------------------------------------------------------------------------
FUND PERFORMANCE (CONTINUED)

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

1990          -13.26%
1991           61.17%
1992           26.81%
1993           22.80%
1994            0.01%
1995           47.33%
1996           20.36%
1997           20.37%
1998           -8.26%
1999            6.24%

Best Quarter:    Quarter ending     March 31, 1991           33.25%
Worst Quarter:   Quarter ending     September 30, 1998      (23.17)%


AVERAGE ANNUAL TOTAL RETURNS    Inception
AS OF 12/31/99(1)                    Date  One Year   Five Years      Ten Years
--------------------------------------------------------------------------------
Small Cap Value Fund               1/1/88     6.24%       15.78%         16.31%
--------------------------------------------------------------------------------
Russell 2000 Index(2)                        21.26%       16.69%         13.40%
--------------------------------------------------------------------------------

(1) Performance prior to 8/1/94 is that of Small Company Value Trust Fund, a predecessor collective trust fund. On 8/1/94, substantially all of the assets of Small Company Value Trust Fund were transferred into Qualivest Small Companies Value Fund, a mutual fund registered under the Investment Company Act of 1940. On 11/21/97, First American Small Cap Value Fund became the successor by merger to Qualivest Small Companies Value Fund. The objectives, policies, and guidelines of the predecessor funds were, in all material respects, identical to those of Small Cap Value Fund. Performance is adjusted to reflect Small Cap Value Fund's Class Y share fees and expenses, before any fee waivers. Small Company Value Trust Fund was not registered under the Investment Company Act of 1940 and therefore was not subject to certain investment restrictions that might have adversely affected performance.

(2) An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index. The latter index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market. The since inception performance for the index is calculated from 8/31/94.

--------------------------------------------------------------------------------
FEES AND EXPENSES

As an investor, you pay fees and expenses to buy and hold shares of the fund. You pay shareholder fees directly when you buy or sell shares. You pay annual fund operating expenses indirectly since they are deducted from fund assets. The figures below show fund expenses during the fiscal year ended September 30, 1999.(1)

--------------------------------------------------------------------------------
SHAREHOLDER FEES
--------------------------------------------------------------------------------
 MAXIMUM SALES CHARGE (LOAD)                                                None
 MAXIMUM DEFERRED SALES CHARGE (LOAD)                                       None

ANNUAL FUND OPERATING EXPENSES AS A % OF AVERAGE NET ASSETS
--------------------------------------------------------------------------------
 Management Fees                                                           0.70%
 Distribution and Service (12b-1) Fees                                      None
 Other Expenses                                                            0.19%
 TOTAL                                                                     0.89%
--------------------------------------------------------------------------------

(1) The net expenses the fund actually paid after waivers for the fiscal year ended September 30, 1999, were:

 Waiver of Fund Expenses                                                   0.00%
 TOTAL ACTUAL ANNUAL OPERATING EXPENSES (AFTER WAIVERS)                    0.89%

THE ADVISOR INTENDS TO WAIVE FEES DURING THE CURRENT FISCAL YEAR SO THAT TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.90%. FEE WAIVERS MAY BE DISCONTINUED AT ANY TIME.

--------------------------------------------------------------------------------
 EXAMPLE This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the fund's operating expenses remain the same. Although your actual costs and returns may differ, based on these assumptions your costs would be:
--------------------------------------------------------------------------------
   1 year                                                                 $   91
   3 years                                                                $  284
   5 years                                                                $  493
  10 years                                                                $1,096

9 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

POLICIES & SERVICES

BUYING AND SELLING SHARES

Class Y shares are offered through banks and other financial institutions that have entered into sales agreements with the funds' distributor and that hold the shares in an omnibus account with the transfer agent. Class Y shares are available to certain accounts for which the financial institution acts in a fiduciary, agency or custodial capacity, such as certain trust accounts and investment advisory accounts. To find out whether you may purchase Class Y shares, contact your financial institution.

There is no initial or deferred sales charge on your purchase of Class Y shares. However, your investment professional or financial institution may receive a commission of up to 1.25% on your purchase.

--------------------------------------------------------------------------------
CALCULATING YOUR SHARE PRICE

Your purchase price will be equal to the fund's net asset value (NAV) per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A fund's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the funds' board of directors.

--------------------------------------------------------------------------------
HOW TO BUY AND SELL SHARES

You may purchase or sell shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution. Because purchases must be paid for by wire transfer, you can purchase shares only on days when both the New York Stock Exchange and federally chartered banks are open. You may sell your shares on any day when the New York Stock Exchange is open.

Purchase orders and redemption requests must be received by your financial institution by the time specified by the institution to be assured same day processing. In order for shares to be purchased at that day's price, the funds must receive your purchase order by 3:00 p.m. Central time and the funds' custodian must receive federal funds before the close of business. In order for shares to be sold at that day's price, the funds must receive your redemption request by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit orders to the funds. Purchase orders and redemption requests may be restricted in the event of an early or unscheduled close of the New York Stock Exchange.

If the funds receive your redemption request by 3:00 p.m. Central time, payment of your redemption proceeds will ordinarily be made by wire on the next business day. It is possible, however, that payment could be delayed by up to seven days.

--------------------------------------------------------------------------------
HOW TO EXCHANGE SHARES

If your investment goals or your financial needs change, you may exchange your shares for Class Y shares of another First American fund. Exchanges will be made at the net asset value per share of each fund at the time of the exchange. There is no fee to exchange shares. If you are no longer eligible to hold Class Y shares, for example, if you decide to discontinue your fiduciary, agency, or custodian account, you may exchange your shares for Class A shares at net asset value. Class A shares have higher expenses than Class Y shares.

To exchange your shares, call your financial institution. In order for your shares to be exchanged the same day, you must call your financial institution by the time specified by the institution and your exchange order must be received by the funds by 3:00 p.m. Central time. It is the responsibility of your financial institution to promptly transmit your exchange order to the funds.

Before exchanging into any fund, be sure to read its prospectus carefully. A fund may change or cancel its exchange policies at any time. You will be notified of any changes. The funds have the right to limit exchanges to four times per year.


10 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

POLICIES & SERVICES

MANAGING YOUR INVESTMENT

--------------------------------------------------------------------------------
STAYING INFORMED

SHAREHOLDER REPORTS
Shareholder reports are mailed twice a year, in November and May. They include financial statements, performance information, a message from your portfolio managers, and, on an annual basis, the auditors' report.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call 1-800-637-2548.


STATEMENTS AND CONFIRMATIONS
Statements summarizing activity in your account are mailed at least quarterly. Confirmations are mailed following each purchase or sale of fund shares.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS

Dividends from Mid Cap Growth Fund and Mid Cap Value Fund net investment income are declared and paid monthly. Dividends from Small Cap Growth Fund and Small Cap Value Fund net investment income are declared and paid quarterly. Any capital gains are distributed at least once each year.

On the ex-dividend date for a distribution, a fund's share price is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date, in effect, you "buy the dividend." You will pay the full price for the shares and then receive a portion of that price back as a taxable distribution.

Dividend and capital gain distributions will be reinvested in additional shares of the fund paying the distribution, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form or by writing to the fund. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, the undelivered distributions and all future distributions will be reinvested in fund shares.

--------------------------------------------------------------------------------
TAXES

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is in the Statement of Additional Information. However, because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

TAXES ON DISTRIBUTIONS
Each fund pays its shareholders dividends from its net investment income and any net capital gains that it has realized. For most investors, fund dividends and distributions are considered taxable whether they are reinvested or taken in cash (unless your investment is in an IRA or other tax-advantaged account).

Dividends from a fund's net investment income and short-term capital gains are taxable as ordinary income. Distributions of a fund's long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The funds expect that, as a result of their investment objectives and strategies, their distributions will consist primarily of capital gains.

TAXES ON TRANSACTIONS
The sale of fund shares, or the exchange of one fund's shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.


11 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION

MANAGEMENT

U.S. Bank National Association (U.S. Bank), acting through its First American Asset Management division, is the funds' investment advisor. First American Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 1999, it had more than $78 billion in assets under management, including investment company assets of more than $33 billion. As investment advisor, First American Asset Management manages the funds' business and investment activities, subject to the authority of the board of directors. Each fund pays the investment advisor a monthly fee for providing investment advisory services. During the fiscal year ended September 30, 1999, the funds paid the following investment advisory fees to First American Asset Management:

                                                                    ADVISORY FEE
                                                                       AS A % OF
                                                                   AVERAGE DAILY
                                                                      NET ASSETS
--------------------------------------------------------------------------------
MID CAP GROWTH FUND                                                        0.63%
MID CAP VALUE FUND                                                         0.67%
SMALL CAP GROWTH FUND                                                      0.69%
SMALL CAP VALUE FUND                                                       0.70%
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
FIRST AMERICAN ASSET MANAGEMENT
601 SECOND AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55402

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PENNSYLVANIA 19456

DIRECT FUND CORRESPONDENCE TO:
FIRST AMERICAN FUNDS
P.O. BOX 1330
MINNEAPOLIS, MN 55440-1330

ADDITIONAL COMPENSATION
U.S. Bank and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the funds. As described above, U.S. Bank receives compensation for acting as the funds' investment advisor. U.S. Bank and its affiliates also receive compensation in connection with the following:

CUSTODY SERVICES. U.S. Bank provides or compensates others to provide custody services to the funds. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.03% of a fund's average daily net assets. In addition, U.S. Bank is reimbursed for its out-of-pocket expenses incurred while providing custody services to the funds.

ADMINISTRATION SERVICES. U.S. Bank provides or compensates others to provide administrative services to all open-end funds in the First American family of funds. These services include general administrative and accounting services, transfer agency and dividend disbursing services, and shareholder services. U.S. Bank receives total fees equal, on an annual basis, to 0.12% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family up to $8 billion and 0.105% of the aggregate average daily net assets of all open-end mutual funds in the First American fund family in excess of $8 billion. These fees are allocated among the funds in the First American family of funds on the basis of their relative net asset values. Additionally, the funds pay U.S. Bank fees based upon the number of funds and accounts maintained.

SECURITIES LENDING SERVICES. In connection with lending their portfolio securities, the funds pay administrative and custodial fees to U.S. Bank which are equal to 40% of the funds' income from these securities lending transactions.

BROKERAGE TRANSACTIONS. When purchasing and selling portfolio securities for the funds, the funds' investment advisor may place trades through its affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper Jaffray Inc., which will earn commissions on these transactions.

SHAREHOLDER SERVICING FEES. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliates, U.S. Bancorp Investments, Inc. and U.S. Bancorp Piper
Jaffray Inc., those entities may receive shareholder servicing fees from the funds' distributor.

PORTFOLIO MANAGEMENT
Each fund's investments are managed by a team of persons associated with First American Asset Management.


12 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS

--------------------------------------------------------------------------------
OBJECTIVES

The funds' objectives, which are described in the "Fund Summaries" section, may be changed without shareholder approval. If a fund's objectives change, you will be notified at least 30 days in advance. Please remember: There is no guarantee that any fund will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The funds' main investment strategies are discussed in the "Fund Summaries" section. These are the strategies that the funds' investment advisor believes are most likely to be important in trying to achieve the funds' objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call Investor Services at 1-800-637-2548.

TEMPORARY INVESTMENTS
In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments, and other short-term securities, including money market funds advised by the funds' advisor. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

PORTFOLIO TURNOVER
Fund managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. For the fiscal year ended September 30, 1999, Mid Cap Value Fund and Small Cap Growth Fund had portfolio turnover rates in excess of 100%. Trading of securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of commissions or mark-ups to broker-dealers that the fund pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each fund's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the funds are summarized in the "Fund Summaries" section. More information about fund risks is presented below.


MARKET RISK
All stocks are subject to price movements due to changes in general economic conditions, changes in the level of prevailing interest rates, changes in investor perceptions of the market, or the outlook for overall corporate profitability.

SECTOR RISK
The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

COMPANY RISK
Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

RISKS OF SMALL-CAP STOCKS

Stocks of small-cap companies involve substantial risk.
These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.


13 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION

MORE ABOUT THE FUNDS CONTINUED

RISKS OF MID-CAP STOCKS
While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF IPOS
Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets, and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth, and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares, and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading, and limited investor information.

FOREIGN SECURITY RISK
Up to 25% of each fund's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT
Each fund is actively managed and its performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the fund's investment objectives. Due to their active management, the funds could underperform other mutual funds with similar investment objectives.


RISKS OF SECURITIES LENDING
When a fund loans its portfolio securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the fund risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the funds enter into loan arrangements only with institutions which the funds' advisor has determined are creditworthy under guidelines established by the funds' board of directors.


14 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The tables that follow present performance information about the Class Y shares of each fund. This information is intended to help you understand each fund's financial performance for the past five years or, if shorter, the period of the fund's Class Y share operations. Some of this information reflects financial results for a single fund share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a fund, assuming you reinvested all of your dividends and distributions.

The information for the fiscal year ended September 30, 1999, has been audited by Ernst & Young LLP, independent auditors, whose report, along with the funds' financial statements, is included in the funds' annual report, which is available upon request. The information for the fiscal years ended on or before September 30, 1998, has been audited by other auditors.

MID CAP GROWTH FUND(1)


                                                                 FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                                                                   SEPTEMBER 30,         SEPTEMBER 30,         SEPTEMBER 30,
                                                                        1999                  1998                 1997(2)
-------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                  $ 11.87              $  15.29             $ 12.54
                                                                      -------              --------             -------
Investment Operations:
 Net Investment Loss                                                    (0.03)                (0.04)              (0.01)
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                         3.41                 (1.82)               2.76
                                                                      -------              --------             --------
 Total From Investment Operations                                        3.38                 (1.86)               2.75
                                                                      -------              --------             --------
Less Distributions:
 Dividends (from Net Investment Income)                                    --                    --                  --
 Distributions (from Capital Gains)                                     (2.26)                (1.56)                 --
                                                                      -------              --------             -------
 Total Distributions                                                    (2.26)                (1.56)                 --
                                                                      -------              --------             -------
Net Asset Value, End of Period                                        $ 12.99              $  11.87             $ 15.29
                                                                      =======              ========             =======
Total Return                                                            31.97%               (12.79)%             21.93%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $211,527              $ 73,356             $59,393
Ratio of Expenses to Average Net Assets                                  0.89%                 0.87%               0.87%(3)
Ratio of Net Loss to Average Net Assets                                 (0.25)%               (0.27)%             (0.16)%(3)
Ratio of Expenses to Average Net Assets (excluding waivers)              0.96%                 0.87%               0.87%(3)
Ratio of Net Loss to Average Net Assets (excluding waivers)             (0.32)%               (0.27)%             (0.16)%(3)
Portfolio Turnover Rate                                                    94%                   39%                 51%
-------------------------------------------------------------------------------------------------------------------------------


(1) The financial highlights for Mid Cap Growth Fund include the historical financial highlights of Piper Emerging Growth Fund Class Y shares. The assets of Piper Emerging Growth Fund were acquired by Mid Cap Growth Fund effective August 7, 1998.

(2) Class Y shares of Piper Emerging Growth Fund were offered beginning February 18, 1997.

(3)  Annualized.

15 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION
FINANCIAL HIGHLIGHTS CONTINUED

MID CAP VALUE FUND

                                                                             FISCAL YEAR ENDED SEPTEMBER 30,
                                                                 1999        1998         1997         1996         1995
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 15.05      $ 24.21      $ 20.43      $ 17.89      $ 17.30
                                                                 -------      -------      -------      -------      -------
Investment Operations:
 Net Investment Income                                              0.12         0.14         0.16         0.25         0.38
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    1.30        (6.43)        6.98         3.95         1.61
                                                                 -------      -------      -------      -------      -------
 Total From Investment Operations                                   1.42        (6.29)        7.14         4.20         1.99
                                                                 -------      -------      -------      -------      -------
Less Distributions:
 Dividends (from Net Investment Income)                            (0.13)       (0.13)       (0.16)       (0.24)       (0.38)
 Distributions (from Capital Gains)                                (3.35)       (2.74)       (3.20)       (1.42)       (1.02)
                                                                 -------      -------      -------      -------      -------
 Total Distributions                                               (3.48)       (2.87)       (3.36)       (1.66)       (1.40)
                                                                 -------      -------      -------      -------      -------
Net Asset Value, End of Period                                   $ 12.99      $ 15.05      $ 24.21      $ 20.43      $ 17.89
                                                                 =======      =======      =======      =======      =======
Total Return                                                        8.47%      (28.65)%      40.25%       25.61%       12.84%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $304,492     $418,041     $509,308     $247,828     $201,786
Ratio of Expenses to Average Net Assets                             0.90%        0.89%        0.89%        0.88%        0.88%
Ratio of Net Income to Average Net Assets                           0.89%        0.69%        0.82%        1.35%        2.30%
Ratio of Expenses to Average Net Assets (excluding waivers)         0.93%        0.89%        0.90%        0.88%        0.95%
Ratio of Net Income to Average Net Assets (excluding waivers)       0.86%        0.69%        0.81%        1.35%        2.23%
Portfolio Turnover Rate                                              121%         135%          82%         143%          72%
----------------------------------------------------------------------------------------------------------------------------

SMALL CAP GROWTH FUND


                                                             FISCAL YEAR ENDED       FISCAL YEAR ENDED
                                                            SEPTEMBER 30, 1999      SEPTEMBER 30, 1998(1)
-------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 11.98               $ 14.29
                                                                    -------               -------
Investment Operations:
 Net Investment Income                                                (0.02)                   --
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                       4.98                 (2.31)
                                                                    -------               -------
 Total From Investment Operations                                      4.96                 (2.31)
                                                                    -------               -------
Less Distributions:
 Dividends (from Net Investment Income)                                  --                    --
 Distributions (from Capital Gains)                                   (0.02)                   --
                                                                    -------               -------
 Total Distributions                                                  (0.02)                   --
                                                                    -------               -------
Net Asset Value, End of Period                                      $ 16.92               $ 11.98
                                                                    =======               =======
Total Return                                                          41.42%               (16.17)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                    $248,679              $113,874
Ratio of Expenses to Average Net Assets                                0.90%                 0.90%(2)
Ratio of Net Loss to Average Net Assets                               (0.16)%               (0.20)%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)            0.91%                 0.90%(2)
Ratio of Net Loss to Average Net Assets (excluding waivers)           (0.17)%               (0.20)%(2)
Portfolio Turnover Rate                                                 110%                   92%
-------------------------------------------------------------------------------------------------------

(1)  Class Y shares have been offered since July 31, 1998.

(2)  Annualized.

16 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

ADDITIONAL INFORMATION

FINANCIAL HIGHLIGHTS CONTINUED

SMALL CAP VALUE FUND(1)


                                                              FISCAL YEAR      TEN MONTHS
                                                                 ENDED           ENDED
                                                             SEPTEMBER 30,   SEPTEMBER 30,
                                                                  1999            1998
-----------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                             $ 13.60      $ 18.23
                                                                 -------      -------
Investment Operations:
 Net Investment Income (Loss)                                       0.01         0.06
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                    1.50        (3.38)
                                                                 -------      -------
 Total From Investment Operations                                   1.51        (3.32)
                                                                 -------      -------
Less Distributions:
 Dividends (from Net Investment Income)                            (0.02)       (0.04)
 Distributions (from Capital Gains)                                (1.11)       (1.27)
                                                                 -------      -------
 Total Distributions                                               (1.13)       (1.31)
                                                                 -------      -------
Net Asset Value, End of Period                                     13.98      $ 13.60
                                                                 =======      =======
Total Return                                                       11.36       (19.31)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                 $319,752     $367,035
Ratio of Expenses to Average Net Assets                             0.89%        0.88%(2)
Ratio of Net Income (Loss) to Average Net Assets                    0.08%        0.40%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)         0.89%        0.88%(2)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                0.08%        0.40%(2)
Portfolio Turnover Rate                                               44%          21%
-----------------------------------------------------------------------------------------


[WIDE TABLE CONTINUED FROM ABOVE]


                                                                        FOUR MONTHS
                                                                           ENDED
                                                                        NOVEMBER 30,           FISCAL YEAR ENDED JULY 31,
                                                                            1997            1997         1996         1995(3)
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                      $ 17.87         $ 13.96      $ 13.26      $ 10.00
                                                                          -------         -------      -------      -------
Investment Operations:
 Net Investment Income (Loss)                                               (0.01)           0.04         0.06         0.13
 Net Gains (Losses) on Investments
  (both realized and unrealized)                                             0.37            5.43         1.81         3.30
                                                                          -------         -------      -------      -------
 Total From Investment Operations                                            0.36            5.47         1.87         3.43
                                                                          -------         -------      -------      -------
Less Distributions:
 Dividends (from Net Investment Income)                                        --           (0.04)       (0.06)       (0.12)
 Distributions (from Capital Gains)                                            --           (1.52)       (1.11)       (0.05)
                                                                          -------         -------      -------      -------
 Total Distributions                                                           --           (1.56)       (1.17)       (0.17)
                                                                          -------         -------      -------      -------
Net Asset Value, End of Period                                            $ 18.23         $ 17.87      $ 13.96      $ 13.26
                                                                          =======         =======      =======      =======
Total Return                                                                 2.01%          41.96%       14.94%       34.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                          $461,046        $449,988     $297,793     $209,626
Ratio of Expenses to Average Net Assets                                      1.06%(2)        1.06%        1.08%        0.60%(2)
Ratio of Net Income (Loss) to Average Net Assets                            (0.06)%(2)       0.25%        0.41%        1.20%(2)
Ratio of Expenses to Average Net Assets (excluding waivers)                  1.06%(2)        1.06%        1.08%        1.17%(2)
Ratio of Net Income (Loss) to Average Net Assets
 (excluding waivers)                                                        (0.06)%(2)       0.25%        0.41%        0.63%(2)
Portfolio Turnover Rate                                                         3%             29%           3           37%
-----------------------------------------------------------------------------------------------------------------------------

(1) The financial highlights for Small Cap Value Fund include the historical financial highlights of the Qualivest Small Companies Value Fund (Class Y shares). The assets of the Qualivest Small Companies Value Fund were acquired by Small Cap Value Fund on November 21, 1997. In connection with such acquisition, Class Y shares of the Qualivest Small Companies Value Fund were exchanged for Class Y shares of Small Cap Value Fund.

(2)  Annualized.

(3)  Class Y shares have been offered since August 1, 1994.


17 PROSPECTUS - First American Mid Cap and Small Cap Funds
                   Class Y Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the funds is available in the funds' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the funds and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semiannual reports to shareholders. In the funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during their last fiscal year.

You can obtain a free copy of the funds' SAI and/or free copies of the funds' most recent annual or semiannual reports by calling Investor Services at 1-800-637-2548. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the funds is also available on the Internet. Text-only versions of fund documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.


FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

First American Asset Management, a division of U.S. Bank National Association, serves as the investment advisor to the First American Funds.

First American Funds are distributed by SEI Investments Distribution Co. which is located in Oaks, PA 19456 and is not an affiliate of U.S. Bank.

1/2000 3017-99

SEC file number: 811-05309

FAIF2200Y


[LOGO] FIRST AMERICAN FUNDS (R)
       THE POWER OF DISCIPLINED INVESTING (R)